INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
Income (Loss) Per Share [abstract]
INCOME (LOSS) PER SHARE

Note 23: - Income (loss) Per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2019		2018		2017
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	40,320,888	$22,251	40,275,374	$22,296	37,970,697	$6,901
Effect of potential dilutive ordinary shares	260,739	-	170,043	-	74,400	-

For the computation of diluted income (loss)	40,581,627	$22,251	40,445,417	$22,296	38,045,097	$6,901

b.	The computation of the diluted income per share for the years ending December 31, 2019, 2018 and 2017 took into account the options and RSs due to their dilutive effect.